CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 3,534	$ 5,668	$ 8,389
Other comprehensive income (loss):
Reclassification adjustments to income on marketable securities, net		(100)	(107)
Net change in accumulated comprehensive income (loss)		(100)	(107)
Comprehensive income	$ 3,534	$ 5,568	$ 8,282